Finance Income - Summary of Finance Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Finance Income [Abstract]
Interest income from bank deposits	€ 869	€ 1,723	€ 792
Income from financial discounts	12	57	18
Gain on the sale of financial assets - investments FVTPL	26
Interest income rent to buy	161
Other financial income	28	55	180
Foreign currency exchange rate gains - Net		9,484
Derivatives fair value gain	11,605	1,487	5,703
Other fair value adjustments	270	689	70
Total finance income	€ 12,971	€ 13,495	€ 6,763